CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenues	$ 134,109,632	$ 37,334,966	$ 11,030,079
Cost of revenue (including share-based compensation of US$24,514, US$31,510 and US$53,850 in 2016, 2017 and 2018, respectively)	(14,932,713)	(20,101,386)	(20,158,565)
Gross (loss) profit	119,176,919	17,233,580	(9,128,486)
Operating expenses:
General and administrative expenses (including share-based compensation of US$222,317, US$1,777,941 and US$389,802 in 2016, 2017 and 2018, respectively)	(10,728,807)	(8,366,698)	(3,920,057)
Research and development expenses (including share-based compensation of US$445,084, US$544,786 and US$1,788,724 in 2016, 2017 and 2018, respectively)	(19,324,657)	(12,868,356)	(8,691,539)
Sales and marketing expenses (including share-based compensation of US$35,298 , US$70,707 and US$127,095 in 2016, 2017 and 2018, respectively)	(80,729,626)	(20,161,353)	(9,396,663)
Other operating income, net	1,609,159	190,338	605,890
Total operating expenses	(109,173,931)	(41,206,069)	(21,402,369)
(Loss) Income from operations	10,002,988	(23,972,489)	(30,530,855)
Interest income, net	214,730	481,932	12,887
Foreign exchange losses, net	(70,033)	(169,556)	(188,631)
(Loss) Income before income taxes	10,147,685	(23,660,113)	(30,706,599)
Income tax expense	(220)	(800)	0
Net (loss) Income	10,147,465	(23,660,913)	(30,706,599)
Deemed dividend from repurchase of preferred shareholders		(1,028,055)
Net (loss) Income attributable to ordinary shareholders	$ 10,147,465	$ (24,688,968)	$ (30,706,599)
Net (Loss) Income per ordinary share:
Basic (in dollars per share)	$ 0.003	$ (0.03)	$ (0.03)
Diluted (in dollars per share)	$ 0.003	$ (0.03)	$ (0.03)
Weighted average shares used in calculating net (loss) income per ordinary share:
Basic (in shares)	1,464,257,884	898,781,587	912,551,946
Diluted (in shares)	1,591,094,630	898,781,587	912,551,946
ADS
Net (Loss) Income per ordinary share:
Basic (in dollars per share)	$ 0.17	$ (1.37)	$ (1.68)
Diluted (in dollars per share)	$ 0.15	$ (1.37)	$ (1.68)